SALUDA GRADE MORTGAGE FUNDING LLC ABS-15G

Exhibit 99.3 - Schedule 4

Field Label	Loans With Discrepancy	Total Times Compared	% Variance
NumberofUnits	0	66	0%
NoteType	0	1	0%
PropertyCity	4	67	5.97%
TotalVerifiedReservesAmount	0	1	0%
FirstPaymentDate	0	66	0%
MaturityDate	0	66	0%
LoanPurpose	12	67	17.91%
Occupancy	0	13	0%
DSCR	6	17	35.29%
LTV	0	1	0%
PropertyAddress	20	67	29.85%
InterestRate	49	67	73.13%
LienPosition	0	63	0%
PropertyState	0	67	0%
PropertyType	6	64	9.38%
PaymentFrequency	0	12	0%
CLTV	5	12	41.67%
LoanType	0	2	0%
PropertyZipCode	3	67	4.48%
CurrentUnpaidBalance	0	2	0%
TotalHousingExpensePITIA	0	1	0%
BalloonFlag	1	1	100%
SalesPrice	22	35	62.86%
BlanketMortgageFlag	0	5	0%
BorrowingEntityName	0	1	0%
AmortizationTerm	0	66	0%
PrepaymentPenaltyTotalTerm	4	62	6.45%
Term	0	16	0%
ProposedHOA	1	1	100%
PropertyTaxAmount	37	49	75.51%
QualifyingFICO	15	54	27.78%
OriginatorDSCR	10	49	20.41%
VestedBusinessEntityName	0	4	0%
LoanAmount	0	5	0%
ClosingSettlementDate	6	15	40%
MonthlyHazardInsurancePremium	0	3	0%
LoanProgram	0	4	0%
ARMInitialInterestRateMaximum	1	1	100%
PropertyCounty	0	4	0%
ARMInitialInterestRateMinimum	0	1	0%
PrepaymentPenaltyFlag	1	11	9.09%
ActualInPlaceRent	5	11	45.45%
ThirdPartyMarketRentEstimate	4	11	36.36%